10. Lease Obligations Payable (Tables)	9 Months Ended
Dec. 31, 2018
Capital Lease Obligations [Abstract]
Future minimum lease payments
2019	$12,000
2020	12,000
2021	9,000
Total minimum lease payments	33,000
Less: Amount representing interest	-
Present value of minimum lease payments	$33,000